                     OPPENHEIMER VALUE FUND
           Supplement dated August 9, 2004 to the
   Statement of Additional Information dated December 23,
               2003, revised January 12, 2004

The  Statement  of  Additional  Information  is  changed  as follows:

   1.   The first bullet point found on page 32 of
   the section titled "Does the Fund Have Additional
   Fundamental Policies?" is deleted and replaced
   with the following paragraph:

o     The Fund  cannot  invest  in the  securities  of other
           registered   investment  companies
           or  registered   unit   investment
           trusts     in      reliance     on
           sub-paragraph   (F)   or   (G)  of
           Section     12(d)(1)     of    the
           Investment Company Act of 1940.

August 9, 2004                                             PX0375.012